Cash and Cash Equivalents - Schedule of Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 52,684	$ 4,454
Demand deposits	459	0
Total cash and cash equivalents	$ 53,143	$ 4,454	$ 11,287